Intangible Assets - Impairment Test for Cash Generating Units (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Assets of CGU	R$ 1,624,746	R$ 1,624,746	R$ 2,383,842	R$ 2,384,883
Assets impairment charge		R$ (62,375)	R$ (34,432)
Goodwill balance					R$ 70,185
Geo Vision Solues Ambientais E Energia SA [member]
Disclosure of information for cash-generating units [line items]
Projection period	01/01/18 to 12/31/22	01/01/19 to 12/31/23
Discount rate	15.66%	15.66%	15.20%
Perpetuity	4.68%	4.68%	7.00%
Assets of CGU	R$ 144,261	R$ 144,261	R$ 180,728
Goodwill tested for impairment	242,489	242,489	242,803
Carrying amount of CGU tested for impairment	386,750	386,750	423,531
Value in use	R$ 144,261	144,261	477,855
Goodwill and intangible impairment charge		R$ (242,489)	(314)
Assets impairment charge			(90)
Goodwill balance			R$ 242,489
Resicontrol Solucoes Ambientais Ltda. [member]
Disclosure of information for cash-generating units [line items]
Projection period	01/01/18 to 12/31/22	01/01/19 to 12/31/23
Discount rate	15.66%	15.66%	15.20%
Perpetuity	4.68%	4.68%	7.00%
Assets of CGU	R$ 94,210	R$ 94,210	R$ 53,992
Goodwill tested for impairment	87,639	87,639	87,639
Carrying amount of CGU tested for impairment	181,849	181,849	141,631
Value in use	112,155	112,155	267,109
Goodwill and intangible impairment charge		(69,694)
Goodwill balance	R$ 17,945	R$ 17,945	R$ 87,639
Viva Ambiental e Servicos S.A. [member]
Disclosure of information for cash-generating units [line items]
Projection period	01/01/18 to 12/31/22	01/01/19 to 11/30/38
Discount rate	15.66%	15.66%	15.20%
Perpetuity			7.00%
Assets of CGU	R$ 226,618	R$ 226,618	R$ 235,557
Goodwill tested for impairment	136,315	136,315	136,315
Carrying amount of CGU tested for impairment	362,933	362,933	371,872
Value in use	R$ 115,377	115,377	484,793
Goodwill and intangible impairment charge		(166,516)
Assets impairment charge		R$ (51,419)
Goodwill balance			R$ 136,315
CTR Itaborai [member]
Disclosure of information for cash-generating units [line items]
Projection period	01/01/18 to 12/31/22	01/01/19 to 12/31/23
Discount rate	15.66%	15.66%	15.20%
Perpetuity	4.68%	4.68%	7.00%
Assets of CGU	R$ 26,267	R$ 26,267	R$ 41,420
Goodwill tested for impairment			2,439
Carrying amount of CGU tested for impairment	26,267	26,267	43,859
Value in use	R$ (4,215)	(4,215)	(11,956)
Goodwill and intangible impairment charge			(2,439)
Assets impairment charge		R$ (9,626)	(34,342)
Ambiental Sul Brasil Central Regional De Tratamento De Residuos Ltda [member]
Disclosure of information for cash-generating units [line items]
Projection period		01/01/19 to 12/31/23
Discount rate	15.66%	15.66%
Perpetuity	4.68%	4.68%
Assets of CGU	R$ 7,053	R$ 7,053
Goodwill tested for impairment	6,615	6,615
Carrying amount of CGU tested for impairment	13,668	13,668
Value in use	5,723	5,723
Goodwill and intangible impairment charge		(6,615)
Assets impairment charge		(1,330)
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Assets of CGU	498,409	498,409	511,697
Goodwill tested for impairment	473,058	473,058	469,196
Carrying amount of CGU tested for impairment	971,467	971,467	980,893
Value in use	373,301	373,301	1,217,801
Goodwill and intangible impairment charge		(485,314)	(2,753)
Assets impairment charge		(62,375)	(34,432)
Goodwill balance	R$ 17,945	R$ 17,945	R$ 466,443